Cover	Nov. 09, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity File Number	001-39785
Entity Registrant Name	LIFEMD, INC.
Entity Central Index Key	0000948320
Entity Tax Identification Number	76-0238453
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	236 Fifth Avenue,
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(866)
Local Phone Number	351-5907
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.01 per share
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	LFMD
Security Exchange Name	NASDAQ
Series A Cumulative Perpetual Preferred Stock, $0.0001 per share
Title of 12(b) Security	Series A Cumulative Perpetual Preferred Stock, $0.0001 per share
Trading Symbol	LFMDP
Security Exchange Name	NASDAQ